Risk Management - Disclosure of concentrations of credit risk by industry and geography (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Financial assets	£ 1,168,147	£ 1,187,698
Net gains on financial instruments designated at fair value | Gross exposure
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,469	14,894
Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	185,247	182,507
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	185,247	182,507
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	189,288	186,327
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	146,201	155,204
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	150,218	158,983
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	39,046	27,303
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Financial assets	39,070	27,344
Off-balance sheet
Disclosure of geographical areas [line items]
Financial assets	348,295	345,883
Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Financial assets	322,732	321,506
Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Financial assets	25,563	24,377
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	84	89
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,708	1,522
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	6,214	7,346
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,300	1,756
Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	7,945	7,947
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,669	3,973
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	13,290	13,065
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	7,091	8,164
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,358	1,751
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	8,002	11,405
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	21,736	20,228
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	45,927	43,475
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	27,877	34,483
United Kingdom | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	69,432	67,271
United Kingdom | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	51,833	55,442
United Kingdom | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	17,599	11,829
United Kingdom | Off-balance sheet
Disclosure of geographical areas [line items]
Financial assets	52,631	52,166
United Kingdom | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Financial assets	45,475	44,636
United Kingdom | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Financial assets	7,156	7,530
United Kingdom | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	79	89
United Kingdom | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	484	571
United Kingdom | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,693	4,250
United Kingdom | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,265	1,306
United Kingdom | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	955	852
United Kingdom | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	2,123	1,748
United Kingdom | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	10,111	10,201
United Kingdom | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	5,097	5,742
United Kingdom | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	522	627
United Kingdom | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,208	3,421
United Kingdom | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	12,059	11,099
United Kingdom | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	11,326	12,488
United Kingdom | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	911	3,048
Americas | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	76,371	72,633
Americas | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	66,461	64,952
Americas | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	9,910	7,681
Americas | Off-balance sheet
Disclosure of geographical areas [line items]
Financial assets	237,869	239,691
Americas | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Financial assets	227,606	229,704
Americas | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Financial assets	10,263	9,987
Americas | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	0	0
Americas | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	843	757
Americas | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,279	1,683
Americas | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	0	0
Americas | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,605	3,406
Americas | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	487	751
Americas | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	2,620	2,258
Americas | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,061	1,176
Americas | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	536	598
Americas | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	96	580
Americas | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	5,491	6,015
Americas | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	25,588	22,875
Americas | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	24,855	24,853
Europe | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	29,451	31,532
Europe | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	19,471	24,933
Europe | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	9,980	6,599
Europe | Off-balance sheet
Disclosure of geographical areas [line items]
Financial assets	47,490	44,871
Europe | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Financial assets	41,571	40,172
Europe | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Financial assets	5,919	4,699
Europe | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	0	0
Europe | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	260	152
Europe | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	826	803
Europe | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	5	16
Europe | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,496	1,455
Europe | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	879	1,278
Europe | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	446	436
Europe | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	481	678
Europe | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	182	186
Europe | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,869	6,493
Europe | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	3,164	1,645
Europe | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	6,481	6,046
Europe | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,382	5,745
Others | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Financial assets	9,993	11,071
Others | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	8,436	9,877
Others | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,557	1,194
Others | Off-balance sheet
Disclosure of geographical areas [line items]
Financial assets	10,305	9,155
Others | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Financial assets	8,080	6,994
Others | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Financial assets	2,225	2,161
Others | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	5	0
Others | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	121	42
Others | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	416	610
Others | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	30	434
Others | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,889	2,234
Others | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	180	196
Others | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	113	170
Others | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	452	568
Others | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	118	340
Others | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	829	911
Others | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	1,022	1,469
Others | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	2,532	2,066
Others | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Financial assets	£ 729	£ 837